Annual Total Returns- NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO (Shares) [BarChart] - Shares - NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO - Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.01%	0.01%	0.01%	0.01%	0.13%	0.68%	1.64%	2.04%	0.36%